Note 5 - Convertible Debt - Related Party (Details) (Convertible Debt [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Replacement Note	$ 27,500
Replacement Note	26,522
2013 Note	(978)
Replacement Note [Member]
Replacement Note	20,000
Replacement Note	20,000
The 2013 Note [Member]
Replacement Note	3,500
Replacement Note	2,522
2013 Note	(978)
The 2014 Note [Member]
Replacement Note	4,000
Replacement Note	$ 4,000